LEASES (Details Narrative) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025
Leases
Lease liabilities	$ 19,576		$ 22,989
Right-of-use assets	19,576		$ 22,989
Lease expense	$ 3,960	$ 3,600